Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions
Schedule of compensation for key management personnel

	Year ended	Year ended
	Dec. 31, 2025	Dec. 31, 2024
In $000s	$	$
Salaries and benefits	2,005	850
Share-based compensation	810	1,134
Total	2,815	1,984